Document And Entity Information	May 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 06, 2026
Entity Registrant Name	Exzeo Group, Inc.
Entity Central Index Key	0001873951
Entity Emerging Growth Company	true
Entity File Number	001-42937
Entity Incorporation, State or Country Code	FL
Entity Tax Identification Number	85-2578837
Entity Address, Address Line One	1000 Century Park Drive
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33607
City Area Code	813
Local Phone Number	776-1000
Entity Information, Former Legal or Registered Name	Not applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	XZO
Security Exchange Name	NYSE